Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP Plan No. 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions	Related Party Transactions
As of December 31, 2025 and 2024, the Plan held investments in Bank of America Corporation common stock totaling $7,529,867,785 and $6,598,681,216, respectively. The Plan earned dividends thereon of $155,353,947 for the year ended December 31, 2025.